Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	MER TELEMANAGEMENT SOLUTIONS LTD
Entity Central Index Key	0001025561
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	4,459,057

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,269	$ 2,124
Restricted cash	45
Restricted marketable securities (Note 3)	127	147
Trade receivables (net of allowance for doubtful accounts of $388 and $37 at December 31, 2010 and 2011, respectively)	854	1,251
Other accounts receivable and prepaid expenses (Note 4)	88	174
Inventories	5	17
Total current assets	4,388	3,713
LONG-TERM ASSETS:
Lease deposits	6	4
Deferred income taxes (Note 10d)	31	33
Severance pay fund	619	798
Total long-term assets	656	835
PROPERTY AND EQUIPMENT, NET (Note 6)	161	165
OTHER ASSETS:
Other intangible assets, net (Note 7a)	1,050	1,415
Goodwill	3,479	3,479
Total other assets	4,529	4,894
Total assets	9,734	9,607
CURRENT LIABILITIES:
Trade payables	326	305
Accrued expenses and other liabilities (Note 8)	2,354	2,085
Deferred revenues	2,025	2,452
Liabilities of discontinued operations	435	351
Total current liabilities	5,140	5,193
LONG-TERM LIABILITIES:
Accrued severance pay	762	1,051
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
SHAREHOLDERS' EQUITY (Note 12):
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 12,000,000 shares at December 31, 2010 and 2011; Issued: 4,464,457 at December 31, 2010 and 2011; Outstanding: 4,459,057 shares at December 31, 2010 and 2011	13	13
Additional paid-in capital	19,773	19,676
Treasury shares (5,400 Ordinary shares at December 31, 2010 and 2011)	(29)	(29)
Accumulated other comprehensive loss	(19)	(4)
Accumulated deficit	(15,906)	(16,293)
Total shareholders' equity	3,832	3,363
Total liabilities and shareholders' equity	$ 9,734	$ 9,607

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Trade receivables, allowance for doubtful accounts	$ 37	$ 388
SHAREHOLDERS' EQUITY (Note 12):
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	12,000,000	12,000,000
Ordinary shares, shares issued	4,464,457	4,464,457
Ordinary shares, shares outstanding	4,459,057	4,459,057
Treasury shares, shares	5,400	5,400

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 13):
Product sales	$ 3,828	$ 4,409	$ 5,449
Services	8,175	7,230	5,911
Total revenues	12,003	11,639	11,360
Cost of revenues
Product sales	1,105	1,508	1,835
Services	2,836	2,693	1,942
Total cost of revenues	3,941	4,201	3,777
Gross profit	8,062	7,438	7,583
Operating expenses:
Research and development, net	1,909	1,547	1,888
Selling and marketing	1,905	2,584	2,863
General and administrative	3,847	3,016	3,618
Total operating expenses	7,661	7,147	8,369
Operating income (loss)	401	291	(786)
Financial income (expenses), net	2		(31)
Capital gain on sale of investment in affiliate	78
Income (loss) before taxes on income	481	291	(817)
Taxes on income, net (Note 10)	10	47	20
Net income (loss) from continuing operations	471	244	(837)
Net loss from discontinued operations	(84)	(68)	(40)
Net income (loss)	$ 387	$ 176	$ (877)
Net earnings (loss) per share:
Basic and diluted net earnings (loss) per Ordinary share from continuing operations	$ 0.11	$ 0.05	$ (0.19)
Basic and diluted net loss per Ordinary share from discontinued operations	$ (0.02)	$ (0.01)	$ (0.01)
Basic and diluted net income (loss) per share	$ 0.09	$ 0.04	$ (0.2)
Weighted average number of Ordinary shares used in computing basic and diluted net earnings (loss) per share	4,459,057	4,459,057	4,458,976

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional paid-in capital [Member]		Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 3,799	$ 13	$ 19,423		$ (29)	$ (16)	$ (15,592)
Balance, shares at Dec. 31, 2008	4,458,976	4,458,976
Share issuance costs - AnchorPoint acquisition	(5)		(5)
Stock-based compensation related to options issued to employees	149		149	[1]
Stock-based compensation related to options issued to non employees	10		10	[1]
Other comprehensive loss:
Unrealized gains (losses) on available-for-sale marketable securities, net	43					43		43
Foreign currency translation adjustments	(4)					(4)		(4)
Total other comprehensive income (loss)								39
Net income (loss)	(877)						(877)	(877)
Total comprehensive income (loss)								(838)
Balance at Dec. 31, 2009	3,115	13	19,577		(29)	23	(16,469)
Balance, shares at Dec. 31, 2009	4,458,976	4,458,976
Issuance of shares
Issuance of shares, shares		81
Stock-based compensation related to options issued to employees	99		99
Other comprehensive loss:
Loss on sale of available-for-sale marketable securities, net	(27)					(27)		(27)
Total other comprehensive income (loss)								(27)
Net income (loss)	176						176	176
Total comprehensive income (loss)								149
Accumulated foreign currency translation adjustment						(21)
Accumulated unrealized gains from available-for-sale marketable securities						17
Accumulated unrealized losses						(4)
Balance at Dec. 31, 2010	3,363	13	19,676		(29)	(4)	(16,293)
Balance, shares at Dec. 31, 2010	4,459,057	4,459,057
Stock-based compensation related to options issued to employees	65		65
Stock-based compensation related to options issued to non employees	2		2
Transaction with principal shareholder	30		30
Other comprehensive loss:
Unrealized gains (losses) on available-for-sale marketable securities, net	(31)					(31)		(31)
Foreign currency translation adjustments	16					16		16
Net income (loss)	387						387	387
Total comprehensive income (loss)								372
Accumulated foreign currency translation adjustment						(5)
Accumulated unrealized gains from available-for-sale marketable securities						(14)
Accumulated unrealized losses						(19)
Balance at Dec. 31, 2011	$ 3,832	$ 13	$ 19,773		$ (29)	$ (19)	$ (15,906)
Balance, shares at Dec. 31, 2011	4,459,057	4,459,057

[1]	Reclassified.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 387	$ 176	$ (877)
Net loss from discontinued operations	84	68	40
Net income (loss) from continuing operations	471	244	(837)
Adjustments required to reconcile net income (loss) from continuing operations to net cash provided by (used in) operating activities:
Gains on sale of available-for-sale marketable securities	(2)	(38)	(2)
Capital gain on sale of investment in affiliate	(78)
Depreciation and amortization	447	489	540
Loss on sale of property and equipment			1
Deferred income taxes, net	2	2	5
Employees and non-employees stock-based compensation	67	99	159
Transaction with principal shareholder	30
Accrued severance pay, net	(110)	(51)	(119)
Decrease (increase) in trade receivables, net	397	(470)	536
Decrease (increase) in other accounts receivable and prepaid expenses	64	211	(61)
Decrease in inventories	12	22	69
Increase (decrease) in trade payables	21	(106)	(154)
Increase (decrease) in accrued expenses and other liabilities	269	(184)	(41)
Increase (decrease) in deferred revenues	(427)	(289)	418
Increase in restricted cash	(45)
Net cash provided by (used in) operating activities from continuing operations	1,118	(71)	514
Net cash provided by (used in) operating activities from discontinued operations			44
Cash flows from investing activities:
Proceeds from sale of affiliate	90
Purchase of property and equipment	(87)	(87)	(130)
Proceeds from sale of property and equipment	9		7
Investment in lease deposits	24	6	(29)
Investment in available-for-sale marketable securities	(49)	(170)	(182)
Proceeds from sale of available-for-sale marketable securities	40	261	196
Transaction costs related to AnchorPoint acquisition			(201)
Loans granted to employees, net		12	(5)
Net cash provided by (used in) investing activities	27	22	(344)
Cash flows from financing activities:
Share issuance costs - AnchorPoint acquisition			(5)
Net cash provided by (used in) financing activities from continuing operations			(5)
Net cash provided by (used in) financing activities from discontinued operations			45
Increase (decrease) in cash and cash equivalents	1,145	(49)	164
Cash and cash equivalents at the beginning of the year	2,124	2,173	2,009
Cash and cash equivalents at the end of the year	3,269	2,124	2,173
Cash paid during the year for:
Interest			2
Income taxes	$ 8	$ 15

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Mer Telemanagement Solutions Ltd. ("the Company" or "MTS") was incorporated on December 27, 1995. MTS and its subsidiaries ("the Group") design, develop, market and support a comprehensive line of telecommunication management and customer care & billing ("CC&B") solutions that enable business organizations and other enterprises to improve the efficiency and performance of all intellectual property ("IP") operations, and reduce associated costs. The Group's products include call accounting and management products, fault management systems and web based management solutions for converged voice, voice over Internet Protocol, IP data and video and CC&B solutions.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, namely, MTS IntegraTRAK Inc. and MTS Asia Ltd., respectively, act as marketing and customer service organizations in those countries.

In March 2009, the Company discontinued the operations of TABS Brazil Ltda. its wholly owned subsidiary in Brazil, and its results of operations were classified as discontinued operations in the statement of operations. In addition, the comparative data of the liabilities and liabilities attributable to discontinued operations were reclassified in the balance sheet. There are no assets from discontinued operations as of December 31, 2010 and 2011.

The summarized results of operations for TABS Brazil Ltda. for the years ended December 31, 2009, 2010 and 2011, which were reported separately as discontinued operations in the consolidated statements of income, are as follows:

	Year ended December 31,
	2009	2010	2011

Revenues	$74	$-	$-
Total operating expenses	51	68	84

Operating income (loss)	23	(68)	(84)

Financial income (expenses)	-	-	-

Other income (loss)	(63)	-	-

Net loss from discontinued operations	$(40)	$(68)	$(84)

Basic and diluted net loss per Ordinary share from discontinued operations	$(0.01)	$(0.01)	$(0.02)

b.
MTS's products are designed to provide telecommunication and information technology managers with tools to reduce communication costs, recover charges payable by third parties, and to detect and prevent abuse and misuse of telephone networks including fault telecommunication usage.

The Company markets its products worldwide through original equipment manufacturer ("OEM") distribution channels, its direct sales force in the United States, Israel and Hong Kong, and through a network of local distributors in these and various other countries.  The Company is highly dependent upon the active marketing and distribution of its products by OEMs.  If the Company is unable to effectively manage and maintain a relationship with its OEMs, or if any event negatively affected an OEM's financial condition, the Company's results of operations and financial position could be materially adversely affected.

The Company's shares are listed for trade on the NASDAQ Capital Market under the symbol "MTSL".

Revenues from a major customer accounted for 12%, 13% and 16% of total revenues for the years ended December 31, 2009, 2010 and 2011, respectively.

c.
On December 23, 2008, the Company and AnchorPoint, Inc. ("AnchorPoint") entered into an asset purchase agreement ("the AnchorPoint APA"). AnchorPoint is a provider of TEM solutions to enterprises. Under the terms of the AnchorPoint APA, the Company acquired certain assets and assumed certain liabilities of AnchorPoint in consideration of 1,087,308 Ordinary shares, par value NIS 0.01 per share, of MTS. The transaction related expenses amounted to $ 219. The consideration was paid as follows:

1.	924,212 Ordinary shares were issued and delivered at closing.

2.
163,096 Ordinary shares were issued at closing and delivered to an escrow agent to be held in trust for a period of 15 months following the closing, to satisfy general representations and warranties included in the agreement.

The acquisition was completed on December 30, 2008.

Based upon a valuation of the tangible and intangible assets acquired and the liabilities assumed, the Company has allocated the total cost of the acquisition to AnchorPoint's net assets at the date of acquisition, as follows:

Tangible assets:
Net assets	$77
Intangible assets:
Developed technology (eight-year useful life)	987
Brand name (eleven-year useful life)	229
Customer relationship (eight-year useful life)	370
Goodwill	683

Net assets acquired	$2,346

The valuation of the developed technology was based on the income approach which reflects the future economic benefits from AnchorPoint's products. The value assigned to customer relationship was based on the income approach. The fair value of customer relationship was estimated by discounting to present value the cash flows that will be derived from AnchorPoint's customers retained by MTS. The value assigned to the brand name was based on the income approach. The fair value of the brand name was estimated by capitalizing the royalties saved due to the Company's ownership of the intellectual property.

Goodwill in the amount of $ 683, resulting from the AnchorPoint acquisition was assigned to the Company's integration of AnchorPoint's activity on December 30, 2008. As of December 31, 2011, there was no change in goodwill amount, since no impairment was recognized since acquisition date.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The majority of the revenues of the Company and certain of its subsidiaries are generated in or linked to the U.S. dollar ("dollar"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and certain of its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters." All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

For those foreign subsidiaries and affiliates, whose functional currency has been determined to be their local currency, assets and liabilities are translated at the year end exchange rates and statements of operations items are translated at the average exchange rate prevailing during the period. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of MTS and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.	Cash equivalents:

The Company considers all short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less to be cash equivalents.

e.	Restricted cash:

Restricted cash is a deposit account which is used only for the purpose of payments to one of the Company's customers.

f.	Restricted marketable securities:

The Company accounts for investments in debt and equity securities (other than those accounted for under the equity method of accounting) in accordance with ASC 320, "Investments - Debt and Equity Securities" ("ASC 320").

Management determines the classification of investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its securities as available for sale carried at fair market value. Fair value is determined based on observable market value quotes. Available for sale securities are carried at fair value, with unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments, are included in earnings and are derived using the specific identification method for determining the cost of securities (see also Note 3).

Interest and dividends on securities are included in financial income, net.

ASC 320 provides guidance for determining when an investment in equity securities is considered impaired, whether impairment is other-than-temporary, and for measurement of an impairment loss. An investment is considered impaired if the fair value of the investment is less than its cost. If, after consideration of all available evidence to evaluate the realizable value of its investment, impairment is determined to be other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's cost and its fair value.

The Company applies ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", according to which other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income (loss).

The marketable securities held by the Company are pledged to secure future rent payments for the Company's facilities in Israel.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow moving items or technological obsolescence.

The Company and its subsidiaries periodically evaluate the quantities on hand relative to current and historical selling prices and historical and projected sales volume. Based on this evaluation, provisions are recorded when required to write-off inventory according to its market value.

As of December 31, 2010 and 2011, the inventory is composed of finished products. Finished products are recorded on the basis of direct manufacturing costs with the addition of allocable indirect manufacturing costs.

h.	Investment in affiliate:

The Company's investment in these companies is stated at cost, because the Group does not have the ability to exercise significant influence over operating and financial policies of those investments. The Company's investments in other companies are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 323. During 2011, the Company recorded a gain of $ 78 from the sale of investments in other companies (see also Note 5). As of December 31, 2011, the Company has no investment in affiliate.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual depreciation rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 7%)
Leasehold improvements	Shorter of useful life or lease term

j.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2009, 2010 and 2011, no impairment losses were recorded for long-lived assets.

k.	Goodwill:

Goodwill reflects the excess of the purchase price of an acquired business over the fair value of net assets acquired. The Company adopted Statement of Financial Accounting Standards ASC 350, "Intangibles - Goodwill and Other". Under ASC 350, goodwill is tested for impairment at least annually (or more frequently if impairment indicators arise). See also Note 2w.

The Company performs its annual impairment analysis of goodwill as of September 30 of each year, or more often if there are indicators of impairment present. The provisions of ASC 350 require that the impairment test be performed on goodwill at the level of the reporting units. Each time the Company performs the test, it compares the fair value of each reporting unit to its carrying value. The Company estimates the fair value of the reporting unit by using discounted cash flows and market capitalization. Significant estimates used in the evaluation include estimates of future cash-flows, future short-term and long-term growth rates, and weighted average cost of capital for the reporting unit. In such a test, if the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform a second analysis in order to determine the implied fair value of goodwill, and record an impairment loss equal to the difference between the carrying value of the goodwill and its implied fair value. To determine the fair value used in the first step, the Company uses discounted cash flows. If and when the Company is required to perform the second analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions. The Company performed its annual impairment test as of September 30, 2011. In addition, for the period from September 30, 2011 until December 31, 2011, no events occurred or circumstances changed that reduced the fair value of the reporting unit below its carrying value. During 2009, 2010 and 2011, no impairment losses were identified.

l.	Intangible assets:

Intangible assets are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up in accordance with ASC 350. The Company's identifiable intangibles are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Developed technology is amortized over a period of four-to-eight years, customer relationships are amortized over a period of six to eight years and brand names are amortized over a period of eleven years. During 2009, 2010 and 2011, no impairment losses were identified.

m.	Severance pay:

The Company's liability for severance pay for employees located in Israel is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's severance pay liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes immaterial profits.

Severance expense for the years ended December 31, 2009, 2010 and 2011 amounted to approximately $ 157, $ 136 and $155 respectively.

n.	Revenue recognition:

The Company generates revenues mainly from licensing the rights to use its software products and from providing maintenance, hosting and managed services, support and training. Certain software licenses require significant customization. The Company sells its products directly to end-users and indirectly through resellers and OEMs (who are considered end users).

Revenues from software license agreements are recognized when all criteria outlined in ASC 985-605, "Revenue Recognition - Software", are met. Revenue from license fees is recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, no significant obligations with regard to implementation remain, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

Where software arrangements involve multiple elements, revenue is allocated to each undelivered element based on vendor specific objective evidence ("VSOE") of the fair values of each undelivered element in the arrangement, in accordance with the "residual method". The VSOE used by the Company to allocate the sales price to support services and maintenance is based on the renewal rate charged when these elements are sold separately.

Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element and is recognized as revenue when all revenue recognition criteria of ASC 985-605, as amended, are satisfied. Under the residual method, any discount in the arrangement is allocated to the delivered element. If sufficient specific objective evidence does not exist for all undelivered elements, revenue is deferred for the entire arrangement until all revenue recognition criteria are met for such undelivered elements.

Revenues from maintenance and support services are recognized over the term of the maintenance and support agreement on a straight line basis.

Revenues for hosting and managed services are recognized based on SAB 104 and ASC 605-25, when delivery has occurred or services have been rendered, the fee is fixed and determinable, collectability is probable and persuasive evidence of an arrangement exists. These revenues are recognized as one unit of accounting, on a straight-line basis over the term of the last undelivered element.

Deferred revenues include unearned amounts received under maintenance and support contracts, not yet recognized as revenues.

Revenues from billing products which involve significant customization of the Company's software to customer specifications are recognized in accordance with ASC 605-35, using contract accounting on a percentage of completion method, over the period from the delivery of the license to customer acceptance in accordance with the "Input Method". The amount of revenue recognized is based on the total arrangement and the percentage of completion achieved. The percentage of completion is measured by monitoring progress using records of actual costs incurred to date in the project compared with the total estimated project costs. Estimates of total project costs are based on prior experience of customization, delivery and acceptance of the same or similar technology and are reviewed and updated regularly by management.

After delivery, if uncertainty exists about customer acceptance of the software, license revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of December 31, 2010 and 2011, no such estimated losses were identified.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and its licensees are expected to satisfy their obligations under the contract.

o.	Research and development costs:

ASC 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the statement of operations as incurred.

p.	Government grants:

Royalty-bearing grants from the Government of Israel for funding certain approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred and recorded as a deduction of research and development costs. The Company recorded grants in the amount of $234, $216 and $10 for the years ended December 31, 2009, 2010 and 2011, respectively.

q.	Income taxes:

The Company accounts for income taxes in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method, according to which deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred tax assets to their estimated realizable value.

ASC 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740, a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

r.	Accounting for stock-based compensation:

The Company applies ASC 718 "Compensation - Stock compensation", and ASC 505-50 "Equity-Based Payments to Non-Employees", with respect to options and warrants issued to non-employees. ASC 718 requires the use of an option valuation model to measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

ASC 718 requires companies to estimate the fair value of stock-based awards on the date of grant using an option-pricing model, where applicable. Stock-based compensation expense recognized in the Company's consolidated statements of operations for 2009, 2010 and 2011 include compensation expense for stock-based awards granted based on the grant date fair value estimated in accordance with the provisions of ASC 718.

The Company recognizes these compensation costs net of a forfeiture rate and recognizes the compensation costs for only those shares expected to vest on a straight-line basis over the requisite service period for each separately vesting portion of the award, which is the option vesting term of four years. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option pricing model ("Black-Scholes"). The fair value for options granted in 2009, 2010 and 2011 is estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year ended December 31,
Employee stock options	2009	2010	2011

Expected volatility (1)	81.4%	94.5%	100%-101.4%
Risk-free interest (2)	1.7%	1.0%	0. 37%-0.41%
Dividend yield (3)	0%	0%	0%
Expected life (years) (4)	3.75	3.75	3.75

(1)	Expected volatility is estimated based upon actual historical stock price movements over an historical period equivalent to the option's expected term;
(2)	The risk-free interest rate for purposes of the Black-Scholes price calculation is based on the yield from U.S. Treasury Bonds with an equivalent term;
(3)	The dividend yield is estimated to be 0% as the Company has historically not paid dividends and has no foreseeable plans to pay dividends.
(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the simplified method;

s.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, restricted marketable securities, trade receivables, other accounts receivable and trade payables approximate their fair value, due to the short-term maturity of such instruments.

The Company applies ASC 820 which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Assets measured at fair value under ASC 820 on a recurring basis as of December 31, 2011 were presented in the Company's consolidated balance sheet as follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Restricted marketable securities	$127	$127	$-	$-

t.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables, and restricted marketable securities..

Cash and cash equivalents are deposited with major banks in Israel and in the United States. Such deposits in the United States may be in excess of insured limit and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The customers of the Company are located mainly in the United States (see Note 13). The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection according to management estimates.

The Company's restricted marketable securities include investments in equity securities and Israeli government securities. Management believes that the portfolio is well diversified, and accordingly, minimal credit risk exists with respect to these marketable securities. The Company has no off-balance-sheet concentrations of credit risk.

u.	Basic and diluted net earnings (loss) per share:

The Company accounts for net earnings (loss) per share based on ASC 260, "Earning Per Share", which requires companies to compute  both basic and diluted earnings per share, and to disclose the methodology used for the calculations. Basic earnings per share are calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding and the effect of their dilutive potential during the period.

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. In 2009, 2010 and 2011 all outstanding stock options have been excluded from the calculation of the diluted net earnings (loss) per Ordinary share since those options were anti-dilutive for the period.

v.	Derivatives and hedging:

ASC 815, "Derivatives and Hedging", as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings. The Company uses derivatives to hedge certain cash flow foreign currency exposures in order to further reduce the Company's exposure to foreign currency risks.

The Company entered into put option contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's put option contracts did not qualify as hedging instruments under ASC 815.

Changes in the fair value of put option contracts are reflected in the consolidated statements of operations as financial income or expense.

In 2011 and 2010, the Company entered into forward, call and put option contracts in the amount of $ 5,350 and $3,800, respectively, that converted a portion of its floating currency liabilities to a fixed rate basis, thus reducing the impact of the exchange rate fluctuations on the Company's cash flow. In 2011 and 2010, the Company recorded an expense of $ 10 and a profit of $11, respectively, with respect to the above transactions, presented in the statements of operations as financial expense, net.

w.	Reclassification:

Certain amounts in prior years' statement of changes in shareholders equity have been reclassified to conform to the current year's presentation. In prior years stock based compensation related to options issued were not separated between employees and non-employees. The reclassification had no effect on previously reported net income, equity or cash flows.

x.	Impact of recently issued accounting standards:

1.
In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU No. 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

2.
In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which specifies that the total of comprehensive income, the components of net income and the components of other comprehensive income are to be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. No change has been made in the items to be reported in comprehensive income. ASU No. 2011-05 is effective for the interim and annual periods beginning after December 15, 2011, and should be applied retrospectively. The Company is currently evaluating the effect of ASU No. 2011-05, but does not expect its adoption will have a material effect on its consolidated financial statements.

3.
In November 2011, the FASB issued Accounting Standards 2011-08 "Intangibles Goodwill and Other" (Topic 350), which introduced an optional qualitative assessment for testing goodwill for impairment that may allow companies to skip the annual two-step test. ASU 2011-08 allows companies to qualitatively assess whether it is more likely than not (i.e., a likelihood of greater than 50%) that the fair value of a reporting unit is less than its carrying amount. If the fair value of a reporting unit is less than its carrying amount, the company would have to perform the annual two-step impairment test. The ASU is effective for fiscal years beginning after 15 December 2011. Early adoption is permitted. The Company is currently evaluating the effect of ASU No. 2011-08, but does not expect its adoption will have a material effect on its consolidated financial statements.

4.
In September 2011, the FASB issued Accounting Standards Update 2011-12, "Comprehensive Income (Topic 220)". The amendments in this Update supersede certain pending paragraphs in Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in Update 2011-5 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently evaluating the impact of this update on the consolidated financial statements.

RESTRICTED MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
RESTRICTED MARKETABLE SECURITIES [Abstract]
RESTRICTED MARKETABLE SECURITIES
NOTE 3:-	RESTRICTED MARKETABLE SECURITIES

The following is a summary of the Company's investment in marketable securities:

	December 31, 2010				December 31, 2011
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair market
	cost	gains	losses	value	cost	gains	losses	value
Available-for-sale:

Equity securities	$34	$7	$-	$41	$41	$1	$10	$32
Corporate bonds	87	10	-	97	97	2	7	92
Israeli Government debt	9	-	-	9	3	-	-	3

	$130	$17	$-	$147	$141	$3	$17	$127

The gross realized gains on sales of available-for-sale securities of $ 2, $ 39 and $ 2 in 2009, 2010 and 2011, respectively, were recorded in financial income. The net adjustment to unrealized holding gains (losses) on available-for-sale securities included as a separate component of shareholders' equity, "Accumulated other comprehensive income (losses)" amounted to $ 43, $ (27) and $ (31) in 2009, 2010 and 2011, respectively.

There are no unrealized gains as of December 31, 2011.

The amortized cost and fair value of debt and securities as of December 31, 2010 and 2011, by contractual maturity, are shown below:

	December 31, 2010		December 31, 2011
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$-	$-	$-	$-
Matures after one year through five years	46	51	59	56
Matures after five years	50	55	41	39
Equity securities - no definite maturity date	34	41	41	32

Total	$130	$147	$141	$127

The marketable securities are restricted in order to secure the Company's obligations under one of its office leases.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Grants receivable from the Office of the Chief Scientist	$55	$-
Government authorities	9	8
Prepaid expenses	16	18
Lease deposits	69	55
Others	25	7

	$174	$88

INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES
NOTE 5:-	INVESTMENTS IN AFFILIATES

In March 2011, the Company sold its interest in Silverbyte Networks Ltd., a cost basis investment, which was written off in prior years. The Company received total proceeds of approximately $90 for the above sale and recorded a capital gain of $ 78.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6:-	PROPERTY AND EQUIPMENT

	December 31,
	2010	2011
Cost:

Computers and peripheral equipment	$514	$567
Office furniture and equipment	159	184
Leasehold improvements	50	50

	723	801

Accumulated depreciation	558	640

Depreciated cost	$165	$161

The depreciation expense for the years ended December 31, 2009, 2010 and 2011 amounted to $ 149, $ 97 and $ 82, respectively.

OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS [Abstract]
OTHER INTANGIBLE ASSETS
NOTE 7:-	OTHER INTANGIBLE ASSETS

a.	Other intangibles consist of the following:

	December 31,
	2010	2011
Cost:

Development technology	$2,170	$2,170
Customer relationships	1,015	1,015
Brand name	229	229

	3,414	3,414
Accumulated amortization:
Development technology	1,357	1,525
Customer relationships	600	776
Brand name	42	63

	1,999	2,364

Amortized cost	$1,415	$1,050

b.	Amortization expense amounted to $ 391, $ 392 and $ 365 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	Estimated amortization expense for:

Year ended December 31,

2012	$291
2013	190
2014	177
2015	167
2016-2019	223

$1,048

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2010	2011

Employees and payroll accruals	$763	$671
Institutions and income tax payable	481	469
Accrued expenses	634	898
Related parties	207	316

	$2,085	$2,354

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries lease office space and motor vehicles through operating leases.

The facilities of the Company and its subsidiaries are leased for periods ending February 2014.

Future minimum lease commitments under non-cancelable operating leases as of December 31, 2011 are as follows:

2012	$266
2013	104
2014	14

$384

Lease expense for the years ended December 31, 2009, 2010 and 2011 was approximately $ 855, $ 873 and $ 573, respectively.

b.	Royalty commitments:

1.
The Company is committed to pay royalties to the Office of the Chief Scientist ("OCS") of the Ministry of Industry, Trade and Labor of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the OCS participated. In the event that development of a specific product in which the OCS participated is successful, the Company will be obligated to repay the grants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100%-150% of the grants received linked to the dollar. Grants received after January 1999 is subject to interest at a rate equal to the 12 month LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of December 31, 2011, the Company had a contingent liability to pay royalties in the amount of approximately $ 9,000 plus interest for grants received after January 1999.

The Company has paid or accrued royalties in its cost of revenues relating to the repayment of such OCS grants in the amount of $ 279, $ 242 and $ 219 for the years ended December 31, 2009, 2010 and 2011, respectively.

2.
The Israeli Government, through the Fund for Encouragement of Marketing Activities, awarded the Company grants for participation in foreign marketing expenses. The Company is committed to pay royalties at the rate of 3% of the increase in export sales, up to the amount of the grants received linked to the U.S. dollar. As of December 31, 2011, the Company had a contingent obligation to pay royalties in the amount of $ 259. In 2009, 2010 and 2011, the Company did not sell any products subject to the above royalty payments.

c.	Claims and demands:

1.
In April 2000, the Israeli Tax Authorities issued to the Company a demand for a tax payment, for the period of 1997-1999, in the amount of approximately NIS 6,000 thousand ($ 1,570 as of December 31, 2011).

The Company has appealed to the Israeli Tel Aviv District Court in respect of the abovementioned tax demand. The Company believes that certain defenses can be raised against the demand of the Tax Authorities. The Company had recorded as a provision the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the Tax Authorities (see also Note 10h).

2.
The Company is a party to various other claims that arise in the ordinary course of business. Accordingly, the Company recorded a provision of approximately $ 280 in respect of such claims in accordance with ASC 450, "Contingencies", based on the opinion of Company's management and its legal advisors.

3.
During August 2007, TABS Brazil was ordered by the Labor Law Court in Brazil to pay approximately $ 90 to one of its former employees. Such amount is bearing a 1% interest rate per month from the date that the claim was filed.The Company recorded a provision in its financial statements for the total amount of the claim.

4.
In September 2010, Asentinel LLC ("Asentinel"), a competitor of the Company, filed a patent infringement complaint against AnchorPoint (now known as The Info Group Inc.), from whom we purchased certain assets in December 2008, and two other defendants, in the United States District Court for the Western District of Tennessee.  The plaintiff subsequently filed a motion for leave to file an amended complaint to add us and our U.S. subsidiary, MTS IntegraTRAK, as defendants, which motion was granted on March 23, 2011.  On December 2, 2011 the Company entered into a settlement agreement with Asentinel, according to which the Company made a lump sum payment for the alleged past damages, which expensed this year, and Asentinel granted the Company a license to use certain of its patents in return for ongoing annual royalty payments for periods subsequent to January 1, 2012.

d.	Guarantees:

The Company provided a bank guarantee in the amount of $ 67 to secure its obligations under one of its lease agreements, see also Note 3.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates:

The Israeli corporate tax rate was 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise"  status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for a period of several years for the remaining benefit period.

Another condition for receiving the benefits under the alternative track is a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment which must be carried out within three years. The minimum qualifying investment required for setting up a plant is NIS 300 thousand. As for plant expansions, the minimum qualifying investment is the higher of NIS 300 thousand and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the plant but not owned by it will also be viewed as productive assets. The Company was eligible under the terms of minimum qualifying investment and elected 2008 as its "year of election".

The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Investment Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Investment Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Investment Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are contingent upon the fulfillment of the conditions stipulated by the Investment Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. The management believes that the Company is meeting the aforementioned conditions.

Amendments to the Investment Law:

In December 2010, the "Knesset" passed the Investment Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Investment Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

The Company examined the possible effect of the amendment on the financial statements, if at all, and at this time do not believe it will opt to apply the amendment.

3.	Tax assessments:

With regard to the claim from the Tax Authorities in Israel, see Note 9c(1). The Company has received final tax assessments until the 2007 tax year.

4.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Law for the Encouragement of Industry (Taxation), 1969, provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

MTS is currently qualified as an "industrial company" under the above definition and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Inflationary Adjustments Law, the right to claim public issuance expenses and amortization of intangible property rights as a deduction for tax purposes.

Eligibility for benefits under the Law for the Encouragement of Industry (Taxation), 1969, is not subject to receipt of prior approval from any governmental authority. No assurance can be given that the Israeli Tax Authorities will agree that the Company qualifies, or, if the Company qualifies, then the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

5.	Tax Benefits for Research and Development:

Israeli tax law permits, under some conditions, a tax deduction in the year incurred for expenditures, including capital expenditures, in scientific research and development projects.  The deduction is permitted if, among other things, the expenditures are approved by the relevant government ministry and the research and development is for the promotion of the enterprise and is carried out by, or on behalf of, a company seeking the deduction.

The OCS has approved some of the Company's research and development programs and the Company has been able to deduct, for tax purposes, a portion of its research and development expenses net of the grants received. Other research and development expenses that are not approved may be deducted for tax purposes in three equal installments during a three-year period.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

c.	Net operating loss carryforwards:

As of December 31, 2011, the Company and its subsidiaries in Hong Kong and the U.S. had an estimated total amount of available carryforward tax losses of approximately $ 20,177, $ 188 and $ 600, respectively to offset against future taxable profits. The operating tax loss carryforwards in Israel and in Hong Kong may be offset indefinitely against operating income. In addition, as of December 31, 2011, the Company had capital losses in the amount of approximately $ 377 that can be carried forward indefinitely.

MTS IntegraTRAK is subject to U.S. income taxes and has net operating loss carryforwards of approximately $ 600 as of December 31, 2011, which expire in the years 2021 to 2028. The Company's management believes that utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2010	2011

Tax loss carryforwards	$5,675	$5,269
Allowances for doubtful accounts and accruals for employee benefits	235	93
Goodwill	(326)	(204)
Other intangible assets	247	(339)
Depreciation, accruals for interest and other	408	759

Net deferred tax asset before valuation allowance	6,239	5,578
Valuation allowance	(6,206)	(5,547)

Net deferred income taxes	$33	$31

Presented as follows:

Long-term assets - foreign	$33	$31

MTS and certain of its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax loss carryforwards and other temporary differences, since they have a history of losses incurred over the past years. Management currently believes that it is more likely than not that part of the deferred tax relating to the loss carryforwards in the Company and its subsidiaries and other temporary differences will not be realized in the foreseeable future.

e.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2009	2010	2011
Income (loss) before taxes on income, net, as reported in the statements of operations	$(857)	$223	$397

Tax rates	26%	25%	24%

Theoretical tax expense (benefit)	$(223)	$56	$95
Increase (decrease) in taxes resulting from:
Effect of different tax rates	35	21	19
U.S. state tax	-	8	8
Utilization of carryforward tax losses for which valuation allowance was provided	(94)	(16)	(2)
Non-deductible expenses and tax exempt income	52	2	-
Taxes and deferred taxes in respect of previous years	28	15	-
Change in provision for uncertain tax positions	-	25	17
Deferred taxes for which valuation allowance was provided	222	(64)	(127)

Taxes on income, net, as reported in the statements of operations	$20	$47	$10

f.	Income (loss) before income taxes is comprised as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$(1,018)	$86	$225
Foreign	161	137	172

	$(857)	$223	$397

g.	Taxes on income are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Current taxes	$15	$30	$8
Deferred taxes	5	2	2
Taxes and deferred taxes in respect of previous years	-	15	-

	$20	$47	$10

Foreign	$20	$47	$10

h.	As of December 31, 2011, the Company had a liability for unrecognized tax benefits of $ 632. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	December 31,
	2010	2011

Balance as of beginning of the year	$588	$654
Additions based on tax positions taken during the current period	20	6
Foreign currency translation differences and interest related to the unrecognized tax liabilities from previous years	46	(28)

Balance at the end of the year	$654	$632

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 11:-	RELATED PARTY TRANSACTIONS AND BALANCES

a.
Mrs. Dora Mer, the wife of Chaim Mer, provided legal services to our company through the Israeli law firm of M. Firon & Co., Advocates and Notaries, until July 2011.  On April 2, 2008, our Audit Committee and Board of Directors approved our engagement of the services of Mrs. Mer, for a monthly retainer in the amount of $5.  Mrs. Mer reduced the monthly retainer to $4.25 from December 1, 2008 until February 28, 2010 and the monthly retainer was further reduced to $2.5 beginning March 1, 2010.

The Company receives certain services from C. Mer Industries Ltd., a publicly traded company controlled by Mr. Chaim Mer. These services include reimbursement for shared expenses related to a commercial insurance policy. For the years ended December 31, 2009, 2010 and 2011, the Company paid or accrued an amount of $ 18, $ 25 and $ 16, respectively, with respect to the above mentioned expenses.

Since January 1, 2009 and as part of the acquisition of certain assets and liabilities of AnchorPoint, the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 24.4% of our Ordinary shares.  These services include reimbursement for shared expenses, development and IT services, other administrative services, and rental related fees. For the year ended December 31, 2011, the Company paid or accrued an amount of $ 195 with respect to the above mentioned expenses.   In addition, we rent an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease.  For the year ended December 31, 2011, the Company paid or accrued an amount of $ 56 with respect to the above mentioned rent expenses.

On March 25, 2009, the Company's Audit Committee and Board of Directors approved a transaction with Mer & Co. (1982) Ltd., or Mer & Co, a subsidiary of C. Mer.  According to the terms of the transaction, we will sell our products to Mer & Co, which has an Israel Defense Forces approved supplier number, and it will represent us and resell our products to the Israeli Defense Forces.  As of December 31, 2011, Mer & Co. has provided such services without any charge.

At the Company's 2010 annual general meeting, its shareholders approved the assumption of certain costs for defending the patent infringement claim that was made by Asentinel against AnchorPoint (now known as The Info Group Inc.) at an amount to be determined by the Audit Committee and Board of Directors from time to time.  Subsequent to the filing of the complaint, the Company and its wholly-owned subsidiary, MTS IntegraTrak, were also named as defendants.  See further discussion in Note 9c(4). Mr. Challen, the controlling shareholder of the Info Group Inc., is the beneficial owner of 24.4% of our Ordinary shares which are held of record by such company.

b.	In 2010 and 2011, the balance with C. Mer reflects other payables. Due to the short-term nature, no interest was charged by or paid to C. Mer in the years ended December 31, 2010 and 2011.

c.	Balances and transactions with related parties were as follows:

(1)       Balances with related parties:

	December 31,
	2010	2011

Other accounts payable and accrued expenses (see Note 8)	$207	$316

(2)       Transactions with related parties:

	Year ended December 31,
	2009	2010	2011

Revenues derived from a related party	$34	$134	$103

Amounts charged by related parties:
Cost of revenues	$-	$60	$-
Operating expenses	437	339	377

	$437	$399	$377

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-        SHAREHOLDERS' EQUITY

a.	General:

In March 2010, a 2:1 reverse stock split of the Company's share capital was affected. As a result of this action, every two shares (including all authorized, issued and outstanding shares and all outstanding warrants and options to purchase shares) were combined into one share of the same respective class of shares bearing a par value of NIS 0.01 each. All of the Company's authorized, issued and outstanding shares (including all outstanding warrants and options to purchase shares) have been restated to reflect the effect of the reverse stock split.

b.	Share capital:

The Ordinary shares entitle their holders the right to receive notice to participate in and vote at general meetings of MTS and the right to receive cash dividends, if declared.

In February 2010, the Company issued 81 Ordinary shares to its employees for no consideration. The Company recorded compensations expenses with respect to the above shares in the amount lower than $ 1.

c.	Private placement agreements:

On January 24, 2008, the Company and a private investor entered into a definitive agreement for a private placement of 375,000 Ordinary shares at a price per share of $ 2 for the aggregate purchase price of $ 750.

On September 30, 2008, the Company and two principal shareholders and directors of the Company and its Chief Executive Officer entered into a definitive agreement for a private placement of 109,745 Ordinary shares at a price per share of $ 2.28 for the aggregate purchase price of $ 250. The issuance expenses related to the two private placements amounted to $ 13.

On December 30, 2008, the Company issued 1,087,308 Ordinary shares at a price per share of $ 1.96 to AnchorPoint, in connection with the AnchorPoint acquisition (see Note 1c).

d.	Stock options:

MTS has authorized, through its 1996 Incentive Share Option Plan ("the Plan"), the grant of options to officers, management, employees and directors of MTS or any subsidiary of up to 750,000 of MTS's Ordinary shares, which may be granted under the Plan, pursuant to section 102 of the Israel Income Tax Ordinance. Any option, which is canceled or forfeited before expiration, will become available for future grants.

Each option granted under the Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options were exercised. The options vest primarily gradually over four years of employment.

In 2003, pursuant to an amendment in section 102 of the Israeli Income Tax Ordinance the Company rolled-over the remaining 446,958 options available at that time under the Plan for future grants under the 2003 Incentive Share Option Plan ("the 2003 Plan") that conforms with the newly amended provisions of section 102 of the Israel Income Tax Ordinance. The 2003 Plan will terminate in 2013, unless cancelled earlier by MTS's Board of Directors.

In June 2006, MTS authorized pursuant to its 2006 Stock Option plan ("the 2006 Plan"), the grant of options to officers, management, employees and directors of MTS IntegraTrak or any subsidiary of up to 200,000 of MTS's Ordinary shares. Each option granted under the 2006 Plan will be either an option intended to be treated as an "incentive stock option," within the meaning of section 422 of the Internal Revenue Code of 1986, as amended, or an option that will be treated as a "non-qualified stock option."

At the Company's 2011 annual general meeting, our shareholders approved an amendment to our 2006 Stock Option Plan to provide for the issuance thereunder of an additional 200,000 post-reverse split Ordinary shares and to increase the total number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee during any 12 month period to 150,000 Ordinary shares, subject to adjustment as provided in the 2006 Plan.

Each option granted under the 2006 Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the 2006 Plan may not be less than the fair market value of an Ordinary share determined as of the date of grant of the option.

As of December 31, 2011, 375,287 Ordinary shares are available for future option grants.

e.	A summary of option activity under the Company's stock option plans to its employees as of December 31, 2011 and changes during the year ended December 31, 2011 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2010	289,000	$2.08	3.18
Granted	250,000	$1.58	4.56
Expired and forfeited	(84,750)	$2.32	-

Outstanding at December 31, 2011	454,250	$1.76	3.48	$1
Vested and expected to vest	372,531	$1.19	3.36	$-
Exercisable at December 31, 2011	127,375	$1.00	2.06	$-

The weighted average grant-date fair value of options granted during 2009, 2010 and 2011, was $ 1.14, $ 0.79 and $ 0.87 per option, respectively.

The total compensation cost related to options granted to employees under the Company's share-based compensation plans recognized for the years ended December 31, 2009, 2010 and 2011 amounted at $ 149, $ 99 and $ 65, respectively, net of estimated forfeitures.

As of December 31, 2011, there was $ 138 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of three years.

f.	Total stock-based compensation expenses recognized in 2009, 2010 and 2011:

The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2009, 2010 and 2011, was comprised as follows:

	Year ended December 31,
	2009	2010	2011

Cost of revenues	$19	$15	$3
Research and development expenses	43	19	8
Selling and marketing	21	18	4
General and administrative expenses	66	47	50

	$149	$99	$65

g.	Options and warrants to non-employees

Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

May 13, 2009	Service provider	10,000	10,000	1.94	May 2013
November 9, 2011	Service provider	2,500	-	1.94	February 2013
November 9, 2011	Service provider	4,750	-	2.16	May 2014

During 2009 the Company granted 10,000 options to consultants. The Company accounted for its outstanding options to non-employees under the fair value method of ASC 718 and ASC 505-50. The fair value for these options was estimated at the measurement date using the Black-Scholes option-pricing model.

In November 2011, the Company granted 7,250 options to a consultant. The Company accounted for its outstanding options to non-employees under the fair value method of ASC 718 and ASC 505-50. The fair value for these options was estimated at the measurement date using the Black-Scholes option-pricing model. Compensation expense related to the grant of stock options to consultants amounted to $ 10, 0 and $ 2 for the years ended December 31, 2009, 2010 and 2011, respectively.

GEOGRAPHIC INFORMATION AND PRODUCTS	12 Months Ended
Dec. 31, 2011
GEOGAPHIC INFORMATION AND PRODUCTS [Abstract]
GEOGAPHIC INFORMATION AND PRODUCTS
NOTE 13:-        GEOGAPHIC INFORMATION AND PRODUCTS

The Company adopted ASC 280, "Segment Reporting". The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the customer.

The following is a summary of revenues within geographic areas based on end customer location and long-lived assets:

	Year ended December 31,
	2009	2010	2011

United States	$8,386	$8,756	$8,915
Germany	924	1,042	683
China	813	455	400
Holland	218	284	317
Israel	281	377	732
Other	738	725	956

	$11,360	$11,639	$12,003

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2009	2010	2011

Call accounting and TEM solutions	$10,652	$10,319	$9,232
Billing products	708	1,320	2,771

	$11,360	$11,639	$12,003

	December 31,
	2010	2011
Long-lived assets:

Israel	$2,048	$1,779
United States	3,004	2,907
Other	7	4

	$5,059	$4,690